Investors Municipal Cash Fund
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

            We appreciate your decision to invest in Investors Municipal Cash Fund. The Fund series includes:

            - Tax-Exempt New York Money Market Fund
            - Investors Pennsylvania Municipal Cash Fund
            - Investors Florida Municipal Cash Fund
            - Investors New Jersey Municipal Cash Fund
            - Investors Michigan Municipal Cash Fund

To provide you with an update of holdings and financial highlights, on the following pages you'll find the Fund's semiannual report for the six-month period ended September 30, 1999.

Briefly, for the past six months each Fund registered solid performance and achieved its objective of providing maximum current income that is exempt from Federal and, where applicable, state income taxes, while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
Over the past six months the U.S. economy continued to grow, as inflation and low unemployment figures boosted consumer confidence. The Federal Reserve Board of Governors (the Fed) continued to take measures to tighten monetary conditions. This was due to continuing concerns the economy was growing at too rapid of a pace and inflation would start emerging because of tight labor markets. Meanwhile, a number of foreign economies continued to rebound, especially Japan and Europe. These factors translated into increased worldwide growth and capital demand, and helped build the expectation that the Gross Domestic Product should remain strong with at least 4% growth. As a result, the Fed seems content on managing interest rates for the remainder of this year and seems interested in maintaining orderly, functioning financial markets. We anticipate a relatively good pace of economic growth continuing into the new year.

Considering this information, we plan to take a relatively defensive approach to each Investors Municipal Cash Fund's average maturity, although we will look for attractive opportunities to extend maturities, and enhance performance.

Rest assured that the Funds' management is dedicated to achieving each Fund's objective. Given the conditions stated above and our strategy, Investors Municipal Cash Fund offers a high degree of stability, and should continue to be an excellent place for you to invest your money.

Thank you again for your investment in Investors Municipal Cash Fund. We look forward to serving your investment needs for years to come.

Frank J. Rachwalski
Frank J. Rachwalski
Fund Vice President and Lead Portfolio Manager

November 15, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Investors Municipal Cash Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

FUND RESULTS
For the six-month period ended September 30, 1999

                                               Annualized
                                 Annualized    Equivalent
                                 Net Yield    Taxable Yield
                                 ----------   -------------
Tax-Exempt New York Money
Market Fund                         2.35%         4.28%
Investors Pennsylvania
  Municipal Cash Fund               2.37%         3.88%
Investors Florida Municipal
  Cash Fund                         2.35%         3.74%
Investors New Jersey Municipal
  Cash Fund                         2.17%         3.69%
Investors Michigan Municipal
  Cash Fund                         2.55%         4.24%

NOTES
Each fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. For Tax-Exempt New York Money Market Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York and New York City marginal income tax rate of 45.06%. For Investors Pennsylvania Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of Pennsylvania marginal income tax rate of 38.9%. The Investors Florida Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a 37.1% Federal income tax rate. For Investors New Jersey Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New Jersey marginal income tax rate of 41.1%. For Investors Michigan Municipal Cash Fund, the equivalent taxable yield is based upon the fund's yield and a combined Federal and State of Michigan marginal income tax rate of 39.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Investors Municipal Cash Fund                                                 2

--------------------------------------------------------------------------------
TAX-EXEMPT NEW YORK MONEY MARKET FUND
Investments at September 30, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
(A)VARIABLE RATE DEMAND SECURITIES
New York State
  Dormitory Authority
      3.90%                                        $  4,000
  Energy Research and Development Authority:
    Brooklyn Union Gas Project
      3.70%                                           7,525
    Electric & Gas Corp. Project
      3.70%                                             500
    Niagara Mohawk Power Corp. Project
      3.90%                                           1,050
  Housing Finance Agency:
    Hospital for Special Surgery
      3.75%                                             960
    Normandie Court I
      3.70%                                           4,500
    Sixth Avenue
      3.60%                                           9,000
    East 84th Street
      3.70%                                           7,500
  Job Development Authority
      3.25%-3.90%                                     7,035
  Local Government Assistance Corp.
      3.65%                                           2,400
  Medical Care Facilities Finance Agency
      3.60%                                           1,600
--------------------------------------------------------------------------------
Babylon
  Industrial Development Agency:
    J. D'Addario Realty Co., Inc. Project
      3.80%                                           1,900
    Ogden Martin Systems Project
      3.60%                                           6,000
--------------------------------------------------------------------------------
Long Island
  Power Authority
      3.65%                                           2,000
New York City
  General Obligation
      3.65%-3.95%                                     8,300
  Health and Hospitals Corp.
      3.65%-3.70%                                    17,680
  Housing Development Corp.:
    Columbus Gardens Project
      3.60%                                           3,800
    Jennings Street
      3.80%                                           2,000
  Trust for Cultural Resources
      3.75%                                           1,700
--------------------------------------------------------------------------------

                                                    Value
Niagara County
Industrial Development Agency
      3.85%                                        $  9,500
-------------------------------------------------------------------------------
St. Lawrence County
Industrial Development Agency
      3.65%                                             500
-------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--52.4%
(average maturity: 6 days)                           99,450
-------------------------------------------------------------------------------
OTHER SECURITIES
New York State
  Dormitory Authority
  Columbia University
      3.30%-3.55%, 10/19/99-11/12/99                  9,000
  General Obligation
      3.20%-3.55%, 10/14/99-2/9/00                   19,500
  Metropolitan Transportation Authority
      3.20%-3.55%, 10/12/99-2/16/00                  14,000
  Power Authority
      3.35%-3.55%, 10/8/99-11/9/99                   22,000
-------------------------------------------------------------------------------

 Investors Municipal Cash Fund                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Value
Long Island
Power Authority
      3.45%-3.60%, 11/10/99-11/17/99               $  7,000
--------------------------------------------------------------------------------
New York City
  General Obligation
      3.30%, 10/13/99                                 1,000
Municipal Water Finance Authority
      3.35%-3.75%, 10/1/99-12/23/99                  15,700
--------------------------------------------------------------------------------
Nassau County
  Tax Anticipation Notes
      3.50%, 12/22/99                                 2,002
--------------------------------------------------------------------------------

                                                    Value

TOTAL OTHER SECURITIES--47.6%
(average maturity: 41 days)                        $ 90,202
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 23 days)                        $189,652
-------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 4

--------------------------------------------------------------------------------
INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
Investments at September 30, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
PENNSYLVANIA OBLIGATIONS
--------------------------------------------------------------------------------
Pennsylvania State
  Higher Education Assistance Agency
      3.90%                                          $  800
  Higher Education Facilities Authority
      3.85%                                             415
--------------------------------------------------------------------------------
Allegheny County
Industrial Development Authority
  Environmental Improvements Revenue
      3.80%                                             100
  Eye & Ear Properties Corp.
      3.85%                                             100
--------------------------------------------------------------------------------
Allentown
Hospital Authority Revenue
      3.85%                                             100
--------------------------------------------------------------------------------
Bucks County
Industrial Development Authority
      3.90%                                             200
--------------------------------------------------------------------------------
Cambria County
Industrial Development Authority
      3.80%                                             300
--------------------------------------------------------------------------------
Chester County
Industrial Development Authority
      4.00%                                             100
--------------------------------------------------------------------------------
Dallastown
School District Revenue
      3.85%                                             100
--------------------------------------------------------------------------------
Dauphin County
General Authority Revenue
      3.85%                                             100
--------------------------------------------------------------------------------
Delaware Valley
Regional Financing Authority
      3.70%                                             400
--------------------------------------------------------------------------------
Emmaus
General Authority Revenue
      3.80%                                             200
--------------------------------------------------------------------------------
Erie County
Hospital Authority
      3.85%                                             100
--------------------------------------------------------------------------------
Gettysburg
Industrial Development Authority
      3.85%                                             100
--------------------------------------------------------------------------------

                                                     Value
Gettysburg
Area Industrial Development
      3.80%                                          $  400
--------------------------------------------------------------------------------
Indiana County
Industrial Development Authority
      3.75%                                             100
--------------------------------------------------------------------------------
Lancaster County
Hospital Authority Revenue
      3.87%                                             300
--------------------------------------------------------------------------------
Lehigh County
  General Purpose Authority
      3.75%                                             400
  Industrial Development Authority
      3.40%                                             160
--------------------------------------------------------------------------------
Northumberland County
Industrial Development Authority
      3.90%                                             140
--------------------------------------------------------------------------------
Philadelphia
Hospital and Higher Education Facilities Authority
      3.90%                                             300
--------------------------------------------------------------------------------
Pittsburgh
University of Pittsburgh
      3.65%                                             400
--------------------------------------------------------------------------------
Quakertown
Hospital Authority
      3.90%                                             100
--------------------------------------------------------------------------------
Schuylkill County
Industrial Development Authority
      3.70%                                             400
--------------------------------------------------------------------------------
Venango
Industrial Development Authority
      3.90%                                             285
--------------------------------------------------------------------------------
Washington County
Higher Education Pooled Equipment Leasing Program
      3.85%                                             400
--------------------------------------------------------------------------------

                                                                               5
--------------------------------------------------------------------------------
 Investors Municipal Cash Fund
--------------------------------------------------------------------------------

                                                     Value
York County
Industrial Development Authority
      3.75%                                          $  100
--------------------------------------------------------------------------------

OTHER OBLIGATIONS
--------------------------------------------------------------------------------
Puerto Rico
  Government Development Bank
      3.10%                                             100
  Highway and Transportation Authority
      3.45%                                             100
  Higher Education Facilities Authority
      3.70%                                             100
--------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--73.4%
(average maturity: 4 days)                            6,900
--------------------------------------------------------------------------------

OTHER SECURITIES
--------------------------------------------------------------------------------
Pennsylvania State
  General Obligation, 1997A
      3.35%, 10/20/99                                   400
--------------------------------------------------------------------------------
Allegheny County
  Industrial Development Authority
      3.60%, 11/09/99                                   600
--------------------------------------------------------------------------------

                                                     Value
Carbon County
  Industrial Development Authority
      3.45%-3.65%, 10/14/99-11/12/99                 $  800
--------------------------------------------------------------------------------
Delaware County
Industrial Development Authority
      3.60%, 11/10/99                                   300
--------------------------------------------------------------------------------
Montgomery County
Industrial Development Authority
      3.20%-3.35%, 10/08/99-10/20/99                    300
--------------------------------------------------------------------------------
Philadelphia
Tax and Revenue Anticipation Notes, Series A
      4.25%, 6/30/2000                                  101
--------------------------------------------------------------------------------

TOTAL OTHER SECURITIES--26.6%
(average maturity: 38 days)                           2,501
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 15 days)                          $9,401
--------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 6

--------------------------------------------------------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
Investments at September 30, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A) VARIABLE RATE DEMAND SECURITIES
FLORIDA OBLIGATIONS
--------------------------------------------------------------------------------
Florida State
  Capital Projects Financing Authority
      3.75%                                         $   200
  Gulf Breeze
      3.85%                                             620
  Municipal Power Agency
      3.75%                                             300
--------------------------------------------------------------------------------
Alachua County
City Health Facilities Authority
      3.30%-3.77%                                     1,350
--------------------------------------------------------------------------------
Broward County
Industrial Development Authority
      3.95%                                             195
--------------------------------------------------------------------------------
Citrus Park
Community Development Authority
      3.75%                                             300
--------------------------------------------------------------------------------
Collier County
Health Facilities Authority
      3.80%                                             900
--------------------------------------------------------------------------------
Dade County
  Aviation Facilities
      3.75%                                             330
  Industrial Development Authority:
    Dolphins Stadium Project
      3.75%                                           1,050
    Spectrum Programs, Inc. Project
      3.85%                                             775
  Water and Sewer System Revenue
      3.65%                                             900
--------------------------------------------------------------------------------
Escambia County
Health Facilities Authority
      3.35%                                             250
--------------------------------------------------------------------------------
Hillsborough County
Industrial Development Authority
  Development Revenue
      3.95%                                             800
  Tampa Electric Co. Project
      3.75%                                           2,900
--------------------------------------------------------------------------------
Jacksonville
  Health Facilities Authority
      3.85%                                             500
  Industrial Development Authority
      3.75%                                           1,100
--------------------------------------------------------------------------------

                                                     Value
Lake Wales
Medical Centers Revenue
      4.05%                                         $   400
--------------------------------------------------------------------------------
Orange County
Health Facilities Authority:
  Adventist Health System
      3.85%                                             500
  Presbyterian Retirement Project
      3.85%                                             300
--------------------------------------------------------------------------------
Orlando
Republic Drive Interchange Project
      3.75%                                             700
--------------------------------------------------------------------------------
Pinellas County
Health Facilities Authority
      3.08%                                           1,100
--------------------------------------------------------------------------------
Putnam County
Development Authority Revenue
      3.85%                                             480
--------------------------------------------------------------------------------
St. Lucie County
Pollution Control Revenue
      3.80%                                           1,100
--------------------------------------------------------------------------------
OTHER OBLIGATIONS
--------------------------------------------------------------------------------
Michigan
Strategic Fund
      3.95%                                             300
--------------------------------------------------------------------------------
New York
Job Development Authority
      3.90%                                             100
--------------------------------------------------------------------------------
Puerto Rico
Highway and Transportation Authority
      3.45%                                             300
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND
SECURITIES--70.8%
(average maturity: 3 days)                           17,750
--------------------------------------------------------------------------------

                                                                               7
--------------------------------------------------------------------------------
  Investors Municipal Cash Fund
--------------------------------------------------------------------------------

                                                     Value

OTHER SECURITIES
Florida State
Municipal Power Agency
      3.40%, 10/20/99                               $   700
--------------------------------------------------------------------------------
Hillsborough County
Aviation Authority
      3.65%, 11/12/99                                 1,000
--------------------------------------------------------------------------------
Jacksonville
Electric Authority
      3.60%-3.65%, 10/25/99-11/12/99                  2,100
--------------------------------------------------------------------------------
Orlando
Capital Improvement Revenue
      3.45%-3.50%, 10/15/99-11/12/99                  1,100
--------------------------------------------------------------------------------
Palm Beach County
Health Facilities Authority
      3.40%, 10/13/99                                   200
--------------------------------------------------------------------------------

                                                     Value
Pinellas County
Educational Facilities
      3.35%, 10/7/99                                $ 1,000
--------------------------------------------------------------------------------
Sarasota County
Public Hospital District
      3.35%, 10/14/99                                   200
--------------------------------------------------------------------------------
Sunshine State Governmental Financing Commission
      3.40%-3.60%, 10/14/99-11/10/99                  1,015
--------------------------------------------------------------------------------

TOTAL OTHER SECURITIES--29.2%
(average maturity: 28 days)                           7,315
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 11 days)                         $25,065
--------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 8

--------------------------------------------------------------------------------
INVESTORS MICHIGAN MUNICIPAL CASH FUND
Investments at September 30, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A) VARIABLE RATE DEMAND SECURITIES
Michigan State
  Higher Education Authority
      3.75%                                         $   400
  Hospital Financing Authority
      3.85%                                             400
  Housing Development Authority
      3.80%                                             400
  Job Development Authority
    Gordon Food Service, Inc. Project
      3.75%                                             400
    Kenwood Residence
      3.50%                                             400
  Strategic Fund
    Consumers Power Co. Project
      3.85%                                             300
    Continental Aluminum Project
      3.85%                                             400
    Creative Foam Corp. Project
      4.00%                                             400
    Detroit Edison Co.
      3.95%                                             400
    General Motors Corp. Project
      3.85%                                             400
    Hope Network, Inc. Project
      3.85%                                             400
University of Michigan Hospitals
      3.80%                                             300
--------------------------------------------------------------------------------
Cornell Township
Economic Development Corp.
      3.75%                                             100
--------------------------------------------------------------------------------
County of Wayne
Airport Revenue
      3.75%                                             400
--------------------------------------------------------------------------------
Delta County
Economic Development Corp.
      3.80%-3.90%                                       800
--------------------------------------------------------------------------------
Detroit
Sewage Revenue
      3.85%                                             400
--------------------------------------------------------------------------------

                                                     Value
Farmington Hills
Economic Development Authority
      4.05%                                         $   365
--------------------------------------------------------------------------------
Genesee County
Economic Development Authority
      4.00%                                             400
--------------------------------------------------------------------------------
Grand Rapids
Water Supply Revenue
      3.80%                                             400
--------------------------------------------------------------------------------
Oakland County
Economic Development Corp.
      3.85%                                             200
--------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--76.2%
(average maturity: 6 days)                            7,665
--------------------------------------------------------------------------------
OTHER SECURITIES
Michigan State
Strategic Fund Limited Obligation
      3.40%-3.65%, 10/19/99-02/10/2000                1,000
University of Michigan Regents
      3.40%, 10/14/99-10/18/99                        1,000
--------------------------------------------------------------------------------
Cornell Township
Economic Development Corp.
      3.55%, 11/13/99                                   400
--------------------------------------------------------------------------------

TOTAL OTHER SECURITIES--23.8%
(average maturity: 44 days)                           2,400
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(average maturity: 15 days)                         $10,065
--------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Investors Municipal Cash Fund                                                 9

--------------------------------------------------------------------------------
INVESTORS NEW JERSEY MUNICIPAL CASH FUND
Investments at September 30, 1999 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
NEW JERSEY OBLIGATIONS
--------------------------------------------------------------------------------
New Jersey State
  Economic Development Authority:
    AIRIS Newark Project
      3.80%                                         $   600
    El Dorado Terminals Co.
      3.85%                                             100
    Four H Properties, Inc. Project
      4.00%                                             600
    400 International Drive Partners
      3.80%                                           2,600
    General Motors Project
      3.19%                                             905
    Hoffmann - La Roche Inc., Project
      3.95%                                             200
    National Utility Investors Corp. Project
      3.70%                                             700
    Natural Gas Co. Project
      3.55% - 3.80%                                   1,000
    Public Service Electric and Gas Co.
      3.40%                                           1,300
    Stolthaven Project
      3.85%                                           1,300
    Thermal Energy Facilities Revenue
      3.75%                                             100
  Healthcare Facilities Financing Authority:
    Hospital Capital Asset Financing
      3.60%                                             600
    Pascack Community Services
      3.70%                                             300
  Sports and Exposition Authority
      3.75%                                           1,145
  Turnpike Authority
      3.65%                                             700
--------------------------------------------------------------------------------
Somerset County
Pollution Control Revenue
      3.40%                                           1,200
--------------------------------------------------------------------------------
Union County
Pollution Control Revenue
      3.30% - 3.70%                                   1,000
--------------------------------------------------------------------------------
OTHER OBLIGATIONS
--------------------------------------------------------------------------------
Alaska
Valdez
Exxon Pipeline Co. Project
      3.75%                                             200
--------------------------------------------------------------------------------

                                                     Value
California
Los Angeles
Regional Airport Improvement Corp.
      3.85%                                         $   200
--------------------------------------------------------------------------------
District of Columbia
General Obligation
      4.00%                                             700
--------------------------------------------------------------------------------
Florida
Collier County
Cleveland Clinic Health System
      3.80%                                             200
Hillsborough County
Industrial Development Authority
      3.95%                                             100
--------------------------------------------------------------------------------
New York
Niagara
Mohawk Power Corp.
      4.20%                                             200
--------------------------------------------------------------------------------
Ohio
Air Quality Development Authority
      3.75%                                             400
Solid Waste Revenue
      4.00%                                             300
--------------------------------------------------------------------------------
Texas
Harris County
Health Facilities Development Corp.
      3.80%                                             500
--------------------------------------------------------------------------------
Puerto Rico
  Highway and Transportation Authority
      3.45%                                             300
  Higher Educational Financing Authority
      3.70%                                             300
--------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--67.3%
(average maturity: 4 days)                           17,750
--------------------------------------------------------------------------------

 Investors Municipal Cash Fund                                                10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
OTHER SECURITIES
New Jersey State
  Economic Development Authority
      3.15% - 3.25%, 10/13/99                       $   900
  General Obligation
      5.10%, 2/15/00                                    754
  Transportation Trust Fund
      5.00%, 12/15/99                                   502
  Transportation Trust Fund
      3.45%, 11/12/99                                 1,000
--------------------------------------------------------------------------------
Salem County
Pollution Control Revenue
      3.25% - 3.50%, 10/13/99 - 11/8/99               3,200
--------------------------------------------------------------------------------
Union County
Import Authority Correctional Facility
      3.60%, 6/15/00                                  1,013
--------------------------------------------------------------------------------

                                                     Value
Puerto Rico
Government Development Bank
      3.00% - 3.40%, 10/7/99 - 2/16/00              $ 1,271
--------------------------------------------------------------------------------

TOTAL OTHER SECURITIES--32.7%
(average maturity: 70 days)                           8,640
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100%
(average maturity: 25 days)                         $26,390
--------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at September 30, 1999.

See accompanying Notes to Financial Statements.

INVESTORS MUNICIPAL CASH FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                    NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY      MICHIGAN
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost                      $189,652         9,401          25,065         26,390         10,065
-------------------------------------------------------------------------------------------------------------------------
Cash                                                    741             --              18             --             71
-------------------------------------------------------------------------------------------------------------------------
Interest receivable                                     546             31              87             97             38
-------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                         300             --              55            200             70
-------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                       2,580            173             465            729            139
-------------------------------------------------------------------------------------------------------------------------
Reimbursement from Adviser                               --              7              --             --             --
-------------------------------------------------------------------------------------------------------------------------
Other assets                                             --             12              --             --             --
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                    193,819          9,624          25,690         27,416         10,383
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                           --             99              --             21             --
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                              --              1               2              2              1
-------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                2,516            114             461            721            126
-------------------------------------------------------------------------------------------------------------------------
  Securities purchased                                   --             --              --             --             --
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                          7             --               7              4             --
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                              82             --              10             16             77
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer fee and related
    expense                                              33              3               6              6             --
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                               66              3              --              3             22
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                 2,704            220             486            773            226
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding         $191,115         9,404          25,204         26,643         10,157
-------------------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                  191,115          9,404          25,204         26,643         10,157
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share        $1.00           1.00            1.00           1.00           1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

INVESTORS MUNICIPAL CASH FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)
(IN THOUSANDS)

                                                    NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY      MICHIGAN
                                                     --------------------------------------------------------------------
INTEREST INCOME                                      $2,979           142             370           335             644
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                        208            10              25            24              43
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                             440            22              57            55              68
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                            154            21              25            24              34
-------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                18             5               1             2               5
-------------------------------------------------------------------------------------------------------------------------
  Registration costs                                      2             8               8             8               2
-------------------------------------------------------------------------------------------------------------------------
  Auditing                                               27             2               4             3               7
-------------------------------------------------------------------------------------------------------------------------
  Legal                                                   8             2               2             2               7
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                               33             8               2             2               4
-------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                890            78             124           120             170
-------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager       (138)          (39)            (21)          (22)            (23)
-------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the fund                 752            39             103            98             147
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                 2,227           103             267           237             497
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                       --            --              --            --            (203)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $2,227           103             267           237             294
-------------------------------------------------------------------------------------------------------------------------

INVESTORS MUNICIPAL CASH FUND

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)


                                                                        NEW YORK                      PENNSYLVANIA
                                                              ------------------------------------------------------------
                                                               SIX MONTHS                       SIX MONTHS
                                                                  ENDED            YEAR            ENDED           YEAR
                                                              SEPTEMBER 30,       ENDED        SEPTEMBER 30,       ENDED
                                                                  1999          MARCH 31,          1999          MARCH 31,
                                                              (UNAUDITED)         1999         (UNAUDITED)        1999
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND
  CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                           $   2,227           3,253         $   103              97
--------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                                     --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        2,227           3,253             103              97
--------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (2,227)         (3,253)           (103)            (97)
--------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                       453,920         822,159          39,792          33,397
--------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          1,868           3,177              81              90
--------------------------------------------------------------------------------------------------------------------------
                                                                  455,788         825,336          39,873          33,487
Shares redeemed                                                  (449,170)       (745,037)        (36,472)        (30,679)
--------------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                        6,618          80,299           3,401           2,808
--------------------------------------------------------------------------------------------------------------------------
Capital contribution from Scudder Kemper (See Note 3)                  --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                        6,618          80,299           3,401           2,808
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               184,497         104,198           6,003           3,195
--------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $ 191,115         184,497         $ 9,404           6,003
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

INVESTORS MUNICIPAL CASH FUND

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                   FLORIDA                   NEW JERSEY                   MICHIGAN
                                          ---------------------------------------------------------------------------------
                                           SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                              ENDED         YEAR          ENDED         YEAR          ENDED       APRIL 6,
                                          SEPTEMBER 30,     ENDED     SEPTEMBER 30,     ENDED     SEPTEMBER 30,    1998 TO
                                              1999        MARCH 31,       1999        MARCH 31,       1999        MARCH 31,
                                           (UNAUDITED)      1999       (UNAUDITED)      1999       (UNAUDITED)      1999
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND
  CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------
Net investment income                       $    267           215           237           188           497           854
---------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                --            --            --            --          (203)           --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      267           215           237           188           294           854
---------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                               (267)         (215)         (237)         (188)         (497)         (854)
---------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar
amounts and number of shares are the
same):
Shares sold                                   91,172        83,792        95,875        71,537        52,096        83,345
---------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of
dividends                                        258           197           232           168           440           850
---------------------------------------------------------------------------------------------------------------------------
                                              91,430        83,989        96,107        71,705        52,536        84,195
Shares redeemed                              (86,680)      (71,146)      (84,794)      (61,040)      (78,004)      (48,670)
---------------------------------------------------------------------------------------------------------------------------
Net increase from capital share
transactions                                   4,750        12,843        11,313        10,665       (25,468)       35,525
---------------------------------------------------------------------------------------------------------------------------
Capital contribution from Scudder
  Kemper (See Note 3)                             --            --            --            --           203            --
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   4,750        12,843        11,313        10,665       (25,468)       35,525
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           20,454         7,611        15,330         4,665        35,625           100
---------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                               $ 25,204        20,454        26,643        15,330        10,157        35,625
---------------------------------------------------------------------------------------------------------------------------

14

NOTES TO FINANCIAL STATEMENTS


1.   DESCRIPTION OF
     THE FUND Investors Municipal Cash Fund (the "trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company organized as a Massachusetts business trust.

                         The trust currently offers five series of shares. The Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "funds") invest in short-term high quality municipal securities.

                         Each fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the funds in the preparation of their financial statements.

2.   SIGNIFICANT
     ACCOUNTING
     POLICIES SECURITY VALUATION. Each fund values all portfolio securities utilizing the Mortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the funds Must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

                         FEDERAL INCOME TAXES.   Each fund's policy is to comply
                         with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax-exempt income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                         DISTRIBUTION OF INCOME AND GAINS.   All of the net
                         investment income of each fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

                         INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

                         All premiums are amortized for both tax and financial reporting.

                         EXPENSES.   Expenses arising in connection with a
                         specific fund are allocated to that fund. Other trust expenses are allocated between the funds in proportion to their relative net assets.

3.   TRANSACTIONS
     WITH
     AFFILIATES          MANAGEMENT AGREEMENT.   The funds have a management
                         agreement with Scudder Kemper Investments, Inc.
                         (Scudder Kemper) and pay a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of combined average daily net assets declining to .15% of combined average daily net assets in excess of $3 billion. During the period ended
                         September 30, 1999, the funds incurred management fees of $97,000, after an expense waiver by Scudder Kemper.

                         DISTRIBUTION AGREEMENT The funds have an administration, shareholder services and distribution agreement with Kemper

NOTES TO FINANCIAL STATEMENTS


                         Distributors, Inc. (KDI). For its services as primary distributor, the funds pay KDI an annual fee of .50% of average daily net assets of each fund, except for the Michigan Fund, which pays .35% of its average daily net assets. For the period ended September 30, 1999, the funds incurred distribution fees of $620,000, after an expense waiver by Scudder Kemper. KDI has related service agreements with various firms to provide cash management and other services for fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .50% for each fund, except for the Michigan Fund, for which it pays firms at an annual rate of .35%. KDI may pay certain firms additional amounts.

                         SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the trust. Under the agreement, KSvC received shareholder services fees of $206,000 for the period ended September 30, 1999.

                         OFFICERS AND TRUSTEES. Certain officers or trustees of the trust are also officers or directors of Scudder Kemper. During the period ended September 30, 1999, the trust made no payments to its officers and incurred trustees' fees of $11,000 to independent trustees.

                         EXPENSE ABSORPTION. Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses to the extent that such expenses exceed .75% of the average daily net assets of the Michigan Fund, .80% of the average daily net assets of the New York Fund and .90% of the average daily net assets of each of the Pennsylvania, Florida and New Jersey Funds. For the period ended September 30, 1999, Scudder Kemper waived and absorbed $243,000 of expenses.

                         CAPITAL CONTRIBUTION On April 15, 1999 Scudder Kemper purchased Michigan Strategic Fund, Thorn Apple Valley, Inc. Project, from the Investors Michigan Municipal Cash Fund for $203,000 in excess of the security's value. The fund recorded a realized loss on the sale and a capital contribution of an equal amount from Scudder Kemper. Scudder Kemper received no shares of the fund or other consideration in exchange for such contribution.

4.   LINE OF CREDIT      The funds and several Kemper funds (the "Participants")
                         share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the participants. Interest is calculated based on the market rates at the time of the borrowing. The funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS
                                                                  ENDED
                                                              SEPTEMBER 30,               YEAR ENDED MARCH 31,
NEW YORK                                                          1999         1999      1998      1997     1996     1995
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                              $   1.00         1.00      1.00     1.00     1.00     1.00
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                              .01          .02       .03      .03      .03      .02
--------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                              .01          .02       .03      .03      .03      .02
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $   1.00         1.00      1.00     1.00     1.00     1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       1.19%        2.50      2.90     3.03     3.03     2.40
--------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE WAIVER
  (ANNUALIZED):
--------------------------------------------------------------------------------------------------------------------------
Expenses                                                             .80%         .80       .80      .44      .80      .80
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                                             2.35%        2.41      2.83     2.96     2.95     2.44
--------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVER
  (ANNUALIZED):
--------------------------------------------------------------------------------------------------------------------------
Expenses                                                             .94%         .98       .98      .96     1.14     1.15
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.21%        2.23      2.65     2.44     2.61     2.09
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                        $191,115      184,497   104,198   60,575   18,527   14,090
--------------------------------------------------------------------------------------------------------------------------

                                         PENNSYLVANIA                               FLORIDA                   NEW JERSEY
                             -------------------------------------   -------------------------------------   -------------
                              SIX MONTHS       YEAR       MAY 21,     SIX MONTHS       YEAR       MAY 22,     SIX MONTHS
                                 ENDED         ENDED      1997 TO        ENDED         ENDED      1997 TO        ENDED
                             SEPTEMBER 30,   MARCH 31,   MARCH 31,   SEPTEMBER 30,   MARCH 31,   MARCH 31,   SEPTEMBER 30,
                                 1999          1999        1998          1999          1999        1998          1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                       $ 1.00          1.00        1.00          1.00          1.00        1.00          1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income              .02           .02         .02           .01           .02         .02           .01
--------------------------------------------------------------------------------------------------------------------------
Less dividends declared            .02           .02         .02           .01           .02         .02           .01
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                          $ 1.00          1.00        1.00          1.00          1.00        1.00          1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT
ANNUALIZED)                       1.20%         2.50        2.42          1.19          2.50        2.41          1.09
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS AFTER EXPENSE WAIVER
(ANNUALIZED):
Expenses                           .90%          .90         .90           .90           .85         .90           .90
--------------------------------------------------------------------------------------------------------------------------
Net investment income             2.37%         2.40        2.76          2.35          2.36        2.74          2.17
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS BEFORE EXPENSE
WAIVER (ANNUALIZED):
--------------------------------------------------------------------------------------------------------------------------
Expenses                          1.07%         1.12        1.11          1.12          1.09         .99          1.10
--------------------------------------------------------------------------------------------------------------------------
Net investment income             2.20%         2.18        2.55          2.13          2.12        2.65          1.97
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period
(in thousands)                  $9,404         6,003       3,195        25,204        20,454       7,611        26,643
--------------------------------------------------------------------------------------------------------------------------

                                  NEW JERSEY                 MICHIGAN
                             ---------------------   -------------------------
                               YEAR       MAY 23,     SIX MONTHS     APRIL 6,
                               ENDED      1997 TO        ENDED        1998 TO
                             MARCH 31,   MARCH 31,   SEPTEMBER 30,   MARCH 31,
                               1999        1998          1999          1999
------------------------------------------------------------------------------
------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
------------------------------------------------------------------------------
Net asset value, beginning
of period                       1.00        1.00          1.00          1.00
------------------------------------------------------------------------------
Net investment income            .02         .02           .01           .02
------------------------------------------------------------------------------
Less dividends declared          .02         .02           .01           .02
------------------------------------------------------------------------------
Net asset value, end of
period                          1.00        1.00          1.00          1.00
------------------------------------------------------------------------------
TOTAL RETURN (NOT
ANNUALIZED)                     2.26        2.22          1.29(a)       2.41
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS AFTER EXPENSE WAIVER
(ANNUALIZED):
------------------------------------------------------------------------------
Expenses                         .90         .90           .75           .75
------------------------------------------------------------------------------
Net investment income           2.13        2.55          2.55          2.62
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS BEFORE EXPENSE
WAIVER (ANNUALIZED):
------------------------------------------------------------------------------
Expenses                        1.12        1.12           .87           .87
------------------------------------------------------------------------------
Net investment income           1.91        2.33          2.43          2.50
------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period
(in thousands)                15,330       4,665        10,157        35,625
--------------------------------------------------------------------------------

Note: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain expenses of the funds.

Data for the period ended September 30, 1999 is unaudited

(a) Total return for the period ended September 30, 1999 includes the effect of the voluntary capital contribution from Scudder Kemper (see Note 3). Without this capital contribution, the total return would have been lower.

 Investors
 Municipal
 Cash Fund
 Semi-Annual
 Report
 September 30, 1999

 - Tax-Exempt New York
   Money Market Fund

 - Investors Pennsylvania
   Municipal Cash Fund

 - Investors Florida
   Municipal Cash Fund

 - Investors New Jersey
   Municipal Cash Fund

 - Investors Michigan
   Municipal Cash Fund

PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 S. Riverside Plaza,
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

IMCF-3  510341 11/99    (LOGO)printed on recycled paper
1097620